CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	R$ 6,889,844	R$ 7,576,625
Marketable securities	343,182	314,158
Trade and other receivables	3,586,751	4,136,421
Inventories	9,258,921	6,802,759
Biological assets	2,668,065	2,129,010
Recoverable taxes	883,740	899,120
Recoverable income taxes	94,936	43,840
Derivative financial instruments	83,144	377,756
Restricted cash	24,529	1
Assets held for sale	21,773	186,025
Other current assets	387,341	446,269
Total current assets	24,242,226	22,911,984
NON-CURRENT ASSETS
Marketable securities	375,906	344,577
Trade and other receivables	41,886	49,864
Recoverable taxes	4,743,657	4,868,198
Recoverable income taxes	59,864	54,859
Deferred income taxes	2,505,005	2,109,064
Judicial deposits	543,106	553,341
Biological assets	1,382,832	1,221,749
Derivative financial instruments	2,139	234
Restricted cash	1	24,357
Other non-current assets	77,528	82,123
Total long-term receivables	9,731,924	9,308,366
Investments	6,911	8,874
Property, plant and equipment, net	12,822,742	12,215,580
Intangible assets	6,245,045	5,220,102
Total non-current assets	28,806,622	26,752,922
TOTAL ASSETS	53,048,848	49,664,906
CURRENT LIABILITIES
Loans and borrowings	2,861,250	1,059,984
Trade accounts payable	11,077,197	8,996,206
Supply chain finance	1,889,219	1,452,637
Lease liability	485,905	383,162
Payroll, related charges and employee profit sharing	1,003,089	940,816
Taxes payable	372,343	395,630
Derivative financial instruments	186,147	384,969
Provision for tax, civil and labor risks	1,050,188	865,338
Employee benefits	125,312	125,230
Liabilities directly associated with assets held for sale		21,718
Other current liabilities	1,183,243	814,638
Total current liabilities	20,233,893	15,440,328
NON-CURRENT LIABILITIES
Loans and borrowings	21,317,352	21,344,442
Trade accounts payable	11,999	13,781
Lease liability	2,069,305	2,153,519
Taxes payable	133,560	141,252
Provision for tax, civil and labor risks	508,353	837,382
Deferred income taxes	34,482	26,527
Employee benefits	696,862	651,325
Derivative financial instruments	36,077	727
Other non-current liabilities	330,719	242,089
Total non-current liabilities	25,138,709	25,411,044
EQUITY
Capital	12,460,471	12,460,471
Capital reserves	141,834	141,834
Other equity transactions	(80,313)	246
Accumulated losses	(3,062,798)	(2,594,028)
Treasury shares	(105,620)	(123,938)
Other comprehensive loss	(1,753,727)	(1,298,801)
Attributable to controlling shareholders	7,599,847	8,585,784
Non-controlling interests	76,399	227,750
Total equity	7,676,246	8,813,534
TOTAL LIABILITIES AND EQUITY	R$ 53,048,848	R$ 49,664,906